Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Other Intangible Assets
As part of the Company’s annual impairment review as of December 31, 2010, a $0.6 million goodwill impairment charge was recorded due to lower than expected revenue and operating income growth of its adult stem cell banking area. The Company estimated the fair value utilizing a discounted cash flow model.

The changes in the carrying amount of goodwill during 2011 and 2010 were as follows (in thousands):

Total
Balance as of December 31, 2009	$558.2
Impairment	(558.2)
Balance as of December 31, 2010	—
Acquisitions*	11,117.8
Balance as of December 31, 2011	$11,117.8

* Approximately $7.0 million associated with the PCT Merger, and $4.1 million associated with Amorcyte merger

As of December 31, 2011 and 2010, the Company’s intangible assets and related accumulated amortization consisted of the following (in thousands):

		12/31/2011			12/31/2010
	Useful Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer list	10 Years	1,000.0	(95.1)	904.9	—	—	—
Manufacturing technology	10 Years	3,900.0	(370.9)	3,529.1	—	—	—
Tradename	10 Years	800.0	(76.2)	723.8	—	—	—
In process R&D	Indefinite	9,400.0	—	9,400.0	—	—	—
VSEL patent rights	19 Years	669.0	(140.8)	528.2	669.0	(105.6)	563.4
Total Intangible Assets		15,769.0	(683.0)	15,086.0	669.0	(105.6)	563.4

In connection with the acquisition of PCT, the following intangible assets were acquired (in thousands):

Customer list	$1,000.0
Manufacturing technology	3,900.0
Tradename	800.0
Intangible Assets, PCT Acquisition	$5,700.0

In connection with the acquisition of Amorcyte, an In Process R&D intangible asset of $9,400,000 was recorded.

Total intangible amortization expense was classified in the operating expense categories for the periods included below as follows (in thousands):

	Years Ended December 31,
	2011	2010
Cost of revenue	$370.9	$—
Research and development	35.2	35.2
Selling, general and administrative	171.2	—
Total	$577.3	$35.2

Estimated intangible amortization expense on an annual basis for the succeeding five years is as follows (in thousands):

2012	$605.2
2013	605.2
2014	605.2
2015	605.2
2016	605.2
Thereafter	12,060.0
$15,086.0